Expenses by category (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2023 CHF (SFr) employee	Dec. 31, 2022 CHF (SFr) employee	Dec. 31, 2021 CHF (SFr) employee
Disclosure of detailed information about borrowings [line items]
Operating expenses	SFr 68,425	SFr 74,782	SFr 79,010
Research and development expenses	54,606	60,336	62,282
General and administrative expenses	15,305	15,789	17,910
Decrease in research and development expense through reductions in various cost centers	5,800
Increase in research and development expense through increase in salaries and related costs	2,200
Decrease in general and administrative expense through reductions in various cost centers	1,500
Increase in general and administrative expense through increase in share-based compensation expense	1,100
Financial result, net [Abstract]
Financial income	1,044	69	6,485
Financial expense	(176)	(355)	(581)
Exchange differences	(1,467)	393	113
Finance result, net	(599)	107	6,017
Research and development expenses
Disclosure of detailed information about borrowings [line items]
Operating expenses	33,198	41,166	44,289
Payroll expenses	19,499	17,548	16,465
Share-based compensation	1,909	1,622	1,528
Total expenses by category	SFr 54,606	SFr 60,336	SFr 62,282
Average number of employees | employee	115.4	122.4	108.6
General and administrative expenses
Disclosure of detailed information about borrowings [line items]
Operating expenses	SFr 4,729	SFr 6,207	SFr 7,031
Payroll expenses	7,755	7,874	8,281
Share-based compensation	2,821	1,708	2,598
Total expenses by category	SFr 15,305	SFr 15,789	SFr 17,910
Average number of employees | employee	26.2	22.5	27.3